Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of expenses by nature

	2024	2023	2022

Payroll	(1,127,533)	(1,085,144)	(880,664)
Hospital and medical agreements	(94,583)	(86,151)	(66,065)
Depreciation and amortization	(333,341)	(289,511)	(206,220)
Lease expenses	(11,207)	(10,871)	(12,153)
Utilities	(22,730)	(20,403)	(17,682)
Maintenance	(127,777)	(105,919)	(76,475)
Share-based compensation	(32,424)	(31,535)	(31,274)
Tax expenses	(12,105)	(14,447)	(10,518)
Pedagogical services	(109,133)	(64,081)	(48,084)
Sales and marketing	(85,469)	(74,140)	(48,217)
Allowance for expected credit losses	(60,894)	(74,552)	(42,708)
Travel expenses	(20,345)	(16,098)	(14,003)
Consulting fees	(46,022)	(62,630)	(35,326)
Other	(201,361)	(189,015)	(168,316)
	(2,284,924)	(2,124,497)	(1,657,705)
Cost of services	(1,215,603)	(1,109,813)	(859,552)
Selling, general and administrative expenses	(1,069,321)	(1,014,684)	(798,153)
	(2,284,924)	(2,124,497)	(1,657,705)